ETFMG Prime Cyber Security ETF
Schedule of Investments
June 30, 2023 (Unaudited)
		Shares	Value

COMMON STOCKS - 99.3%
Canada - 1.4%
Software - 1.4% (d)
Absolute Software Corp.		282,976	$3,238,283
BlackBerry, Ltd. (a)		3,082,279	17,077,885
Total Software			20,316,168

Cayman Islands - 0.0% (f)
Software - 0.0% (d)(f)
Arqit Quantum, Inc. (a)(b)		292,222	353,589

Finland - 0.2%
Software - 0.2% (d)
F-Secure Oyj		607,927	1,548,973
WithSecure Oyj (a)		604,806	772,820
Total Software			2,321,793

Germany - 0.1%
IT Services - 0.1%
Secunet Security Networks AG		8,556	2,030,652

Israel - 7.2%
Communications Equipment - 0.3%
Radware, Ltd. (a)		202,828	3,932,835
Software - 6.9% (d)
Allot Communications, Ltd. (a)(b)		151,066	477,369
Check Point Software Technologies, Ltd. (a)		497,240	62,463,289
Cognyte Software, Ltd. (a)		364,881	2,222,125
CyberArk Software, Ltd. (a)		222,522	34,786,864
Total Software			99,949,647
Total Israel			103,882,482

Japan - 1.6%
Software - 1.6% (d)
Cyber Security Cloud, Inc. (a)		30,363	653,364
Digital Arts, Inc.		45,766	1,849,099
Trend Micro, Inc.		418,875	20,160,691
Total Software			22,663,154

United Kingdom - 5.7%
Aerospace & Defense - 5.2%
BAE Systems PLC		5,313,788	62,558,820
QinetiQ Group PLC		2,770,607	12,449,083
Total Aerospace & Defense			75,007,903
IT Services - 0.1%
NCC Group PLC		1,651,555	2,028,262
Software - 0.4% (d)
Darktrace PLC (a)		1,462,338	5,723,807
Total United Kingdom			82,759,972

United States - 83.1%
Aerospace & Defense - 1.9%
Parsons Corp. (a)		563,659	27,134,544
Communications Equipment - 12.3%
Cisco Systems, Inc.		1,264,144	65,406,811
F5 Networks, Inc. (a)		326,075	47,691,729
Juniper Networks, Inc.		1,722,799	53,975,293
NetScout Systems, Inc. (a)		370,989	11,482,110
Total Communications Equipment			178,555,943
IT Services - 16.8%
Akamai Technologies, Inc. (a)		687,573	61,792,186
Cloudflare, Inc. - Class A (a)(b)		902,781	59,014,794
Okta, Inc. (a)		833,449	57,799,688
VeriSign, Inc. (a)		281,611	63,635,638
Total IT Services			242,242,306
Professional Services - 14.4%
Booz Allen Hamilton Holding Corp.		624,043	69,643,199
CACI International, Inc. - Class A (a)(b)		121,679	41,473,070
Leidos Holdings, Inc.		736,900	65,200,912
Science Applications International Corp.		291,185	32,752,489
Total Professional Services			209,069,670
Software - 37.7% (d)
A10 Networks, Inc.		376,930	5,499,409
CommVault Systems, Inc. (a)		235,667	17,114,138
Crowdstrike Holdings, Inc. - Class A (a)(b)		399,105	58,616,551
Everbridge, Inc. (a)(b)		216,581	5,826,029
ForgeRock, Inc. - Class A (a)(b)		245,380	5,040,105
Fortinet, Inc. (a)		916,065	69,245,353
Gen Digital, Inc.		3,169,945	58,802,480
LiveRamp Holdings, Inc. (a)		349,202	9,973,209
N-able, Inc. (a)		330,840	4,767,404
OneSpan, Inc. (a)		195,849	2,906,399
Palo Alto Networks, Inc. (a)(b)		290,040	74,108,120
Qualys, Inc. (a)(b)		196,086	25,328,429
Rapid7, Inc. (a)		322,091	14,584,280
SecureWorks Corp. - Class A (a)		61,234	442,722
SentinelOne, Inc. - Class A (a)(b)		1,246,990	18,829,549
SolarWinds Corp. (a)(b)		226,813	2,327,101
Splunk, Inc. (a)(b)		610,469	64,764,656
Telos Corp. (a)		275,972	706,488
Tenable Holdings, Inc. (a)(b)		613,039	26,697,848
Varonis Systems, Inc. (a)(b)		582,749	15,530,261
ZeroFox Holdings, Inc. (a)		429,747	429,747
Zscaler, Inc. (a)		465,459	68,096,652
Total Software			549,636,930
Total United States			1,206,639,393
TOTAL COMMON STOCKS (Cost $1,497,320,600)			1,440,967,203

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 7.1%
ETFMG Sit Ultra Short ETF (e)		400,000	19,396,000
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (c)		83,692,811	83,692,811
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $103,588,580)			103,088,811

SHORT-TERM INVESTMENTS - 0.6%
First American Government Obligations Fund - Class X, 5.01% (c)		8,611,481	8,611,481
TOTAL SHORT-TERM INVESTMENTS (Cost $8,611,481)			8,611,481

Total Investments (Cost $1,609,520,661) - 107.0%			1,552,667,495
Liabilities in Excess of Other Assets - (7.0)%			(101,344,914)
TOTAL NET ASSETS - 100.0%			$1,451,322,581

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of June 30, 2023 the Fund had a significant portion of its assets in the Software Industry.
(e)			Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended June 30, 2023 is set forth below.
(f)	Amount is less than 0.05.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2023	Ending Shares
ETFMG Sit Ultra Short ETF	$ 40,863,750	$ -	$ (21,750,433)	$ (671,008)	$ 953,691	$ -	$ 19,396,000	400,000

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

HACK
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,440,967,203	$-	$-	$1,440,967,203
Short-Term Investments	8,611,481	-	-	8,611,481
ETFMG Sit Ultra Short ETF**	19,396,000	-	-	19,396,000
Investments Purchased with Securities Lending Collateral*	-	-	-	83,692,811
Total Investments in Securities	$1,468,974,684	$-	$-	$1,552,667,495

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.